Loans (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding loan portfolio	11.00%	9.00%
Sale Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Normal course of business credit transactions	11.00%	17.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding shares of the voting capital stock	3.50%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	74.00%	82.00%
Annual interest rate [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	1.20%	1.20%
Annual interest rate [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	13.93%	12.25%